Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies Tables
Summary of computation of depreciation
Estimated
Useful Lives

Office equipment	3-5 years
Furniture & equipment	5-7 years

Summary of computation of basic and diluted net loss per share
	Years Ended
	December 31,
	2016	2015
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(2,077,889)	$(1,318,507)
Denominator:
Weighted average number of common shares outstanding	69,772,485	67,233,254
Basic and diluted EPS	$(0.03)	$(0.02)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	385,000	257,500
Warrants	7,280,503	8,970,000
Convertible debt	464,428	-
Total shares not included in the computation of diluted losses per share	8,129,931	9,227,500